Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,499,999.90
Previously Paid Amount	0.00
Total Fee Amount	39,703.75
Total Offset Amount	0.00
Net Fee	39,703.75
Narrative - Max Aggregate Offering Price	$ 287,499,999.90
Final Prospectus	true